REVENUES FROM EXTERNAL CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Revenues Disaggregated by Product
Revenue from external customers, by product, is shown in the table that follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Individual Variable Annuity Products
Premiums	$—	$—	$—
Fees	13	2	—
Others	2	3	3
Total	$15	$5	$3

Life Insurance Products
Premiums	$—	$—	$1
Fees	343	310	284
Others	1	2	2
Total	$344	$312	$287

Employee Benefit Products
Premiums	$223	$157	$105
Fees	—	—	—
Others	1	—	—
Total	$224	$157	$105